General	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
GENERAL

NOTE 1:- GENERAL

a.	General:

Formula Systems (1985) Ltd. (“Formula” or the “Company”) was incorporated in Israel and began its business operations in 1985. Since 1991, Formula’s ordinary shares, par value NIS 1 per share, have been traded on the Tel-Aviv Stock Exchange (“TASE”), and, in 1997, began trading through American Depositary Shares (“ADSs”) under the symbol “FORTY” on the Nasdaq Global Market in the United States until January 3, 2011, at which date the listing of Formula’s ADSs was transferred to the Nasdaq Global Select Market (“Nasdaq”). Each ADS represents one ordinary share of Formula. The Company is considered an Israeli resident. The controlling shareholder of the Company is Asseco Poland S.A. (“Asseco”), a Polish public company, whose shares are traded on the Warsaw Stock Exchange, that offers comprehensive, proprietary IT solutions for all sectors of the economy.

b.

Formula is a global information technology group providing software services, proprietary and non-proprietary software solutions, software product marketing and support, computer infrastructure and integration solutions and training, integration and digital advertising solutions (the “Group”). The Group manages and operates its businesses through nine directly held subsidiaries: Matrix IT Ltd. (“Matrix”), Sapiens International Corporation N.V. (“Sapiens”), Magic Software Enterprises Ltd. (“Magic Software”), Zap Group Ltd. (“ZAP Group”), Insync Staffing Solutions, Inc. (“Insync”), Michpal Technologies Ltd. (former “Michpal Micro Computers (1983) Ltd.) (“Michpal”), Ofek Aerial Photography Ltd. (“Ofek”), Shamrad Electronic (1997) Ltd. (“Shamrad”) and Hashahar Telecom and Electricity Ltd. (“Hashahar”); one jointly controlled entity— TSG IT Advanced Systems Ltd. (“TSG”); and one other associate.

In October 2023, Israel was attacked by Hamas and other terrorist organizations operating out of the Gaza Strip and declared war in response, which has included a ground operation in the Gaza Strip. As part of the war, Hezbollah, a Lebanese terrorist group initiated missile attacks against Israel, and Israel responded, including with a ground operation in southern Lebanon. The Houthi terrorist group in Yemen and Iran have also attacked Israel with various types of missiles and drones, and Israel has responded with air force attacks. Nearby in the region, the fall of the Assad regime in Syria has led Israel to conduct limited military operations targeting Iranian military assets and infrastructure linked to Hezbollah and other Iran-supported groups. While the Company’s and its subsidiaries’ and affiliates’ facilities have not been damaged during the current war, the hostilities have caused and may continue to cause damage to private and public facilities, infrastructure, utilities, and telecommunication networks, which could potentially disrupt their operations. Currently, the Company’s and its subsidiaries’ activities in Israel remain largely unaffected. As of the date of this annual report, the impact of the war on the Company’s consolidated results of operations and financial condition is not material, but such impact may increase, and could become material, as a result of the continuation, escalation or expansion of the war.

c.	The following table presents the ownership of the Company’s directly held subsidiaries, one jointly controlled entity directly, and one company over which the Company has significant influence, held as of the dates indicated (the list consists only of active companies):

	Percentage of ownership
	December 31,
	2024	2023
Matrix	48.21	48.21
Sapiens	43.51	43.63
Magic Software	46.71	46.71
Insync	90.09	90.09
Michpal	100.00	100.00
TSG(1)	42.71	50.00
Ofek	80.00	80.00
ZAP Group	100.00	100.00
Shamrad	100.00	100.00
Hashahar	51	-
Other associate(1)	21.45	-

(1)	TSG’s and other associate results of operations are reflected in the Company’s results of operations using the equity method of accounting.
d.	Definitions:

In these financial statements:

The Company or Formula	-	Formula Systems (1985) Ltd.

Subsidiaries	-	Companies that are controlled by the Company (as defined in IFRS 10) and whose accounts are consolidated with those of the Company.

Jointly controlled entities	-	Companies owned by various entities that have a contractual arrangement for joint control and are accounted for using the equity method of accounting.

Associates	-	Companies over which the Company has significant influence and that are not subsidiaries. The Company’s investment therein is included in the financial statements using the equity method of accounting.

Investees	-	Subsidiaries, Jointly controlled entities, and Associates.

The Group	-	Formula Systems (1985) Ltd. and its investees.

Interested parties and controlling shareholder	-	As defined in the Israeli Securities Regulations (Annual Financial Statements), 2010.

Related parties	-	As defined in IAS 24.